Exhibit 99.32

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
6000060981	XXXX	Securitized	2	2	1	1	Verified credit history - Mid FICO score of 778 exceeds the minimum required of 680 for 80% maximum LTV for Investor rate/term Refinance by 98 points.; Low LTV/CLTV/HCLTV - 51% LTV is 29% below 80% maximum for investor rate/term refinance.;	CRED 0020 Loan Amount Exception - Loan amount of $xxxx is below the minimum of $xxxx per the Montage Prime Guidelines. No exception approval found in file. - EV2 Non Material.	CRED 0006 Missing Employment doc (VVOE) - Missing 3rd Party Verification of Self Employment for dated w/in 30 days of the Note date of xxxx for xxxx and xxxx. - REcd SOS searches for xxxx and xxxx dated xxxx which verifies that the business's remain active and in good standing. Lender acknowledged completion post consummation.

CRED 0082 Income Documentation is Insufficient - Missing the xxxx K1s for xxxx for xxxx. - xxxx K1 received.

CRED 0087 Tax Returns/Transcripts are Insufficient - Missing a complete copy of the the xxxx 1065 for xxxx - Page xxxx ONLY Signed provided for review xxxx - Recd complete copy of the the xxxx 1065 for xxxx.

3000000012	XXXX	Securitized	2	2	1	1				Verified credit history - Mid FICO score of 720 exceeds the minimum required of 660 for 75% maximum LTV for Investor Cash out Refinance by 60 points.; Low LTV/CLTV/HCLTV - 45.66% LTV is 29.34% below 75% maximum for investor cash out refinance.; Verified reserves - 44.06 months verified PITI reserves exceeds the required PITI of 6 months.;	CRED 0039 Missing evidence of property management experience - Borrower does not meet required investor experience of 2 or more within most recent 12 months as per No Ratio Matrix. 1st Time Investors require having owned a primary residence for the most recent 12 months. Borrower has rented last 4 years, and subject refinance is only investor experience. - Lender Acknowledged Exception- Purchase / Non-Owner Occupied / SFR 6.0% 30 yr fixed. Value $xxxx LA $xxxx LTV 45.66% Post-closing equity $xxxx		HUD 0001 Missing Final HUD-1 - Missing a copy of the final executed settlement statement. Estimate only provided for review. - CTC of the final settlement statement received.
3000000000	XXXX	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 770 exceeds the minimum required of 720 for 80% maximum LTV for owner occupied purchase.; Verified reserves - 33.89 months verified PITI reserves exceeds the required PITI of 8 months. ; Low DTI - 32.74% DTI is 10.26% below 43% maximum for First Time Home Buyer.

										;
6000060974	XXXX	Securitized	2	2	1	1	Verified credit history - Mid FICO score of 757 exceeds the minimum required of 700 by 57 points for 90% maximum LTV for owner occupied purchase.

										; Low LTV/CLTV/HCLTV - 75% LTV is 15% below 90% maximum for owner occupied purchase.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 47.17% exceeds 45% maximum. Lender used 50% expense factor for first set of 24 months bank statements and 40% for 2nd set of 24 months bank statements for same business/company. No explanation for variance of expenses factors. Review used 50% for both. - EV2 Lender Acknowledged Exception: Purchase / Owner Occupied / SFR 4.625% 30 yr fixed. Value $xxxx $xxxx LTV 75.00% DTI - 47.17% Post-closing equity $xxxx
6000060980	XXXX	Securitized	1	1	1	1
6000060973	XXXX	Securitized	1	1	1	1	Verified reserves - 31.73 months verified PITI reserves exceeds the required PITI of 6 months. ; Verified credit history - Mid FICO score of 718 exceeds the minimum required of 660 by 58 points for 85% maximum LTV for owner occupied purchase.; Low DTI - 15.07% DTI is 24.93% below program 40% maximum due to no housing history verified.;	CRED 0083 Asset Documentation is Insufficient - Missing verified source for Earnest Money Deposit of $xxxx from xxxx on pages xxxx and xxxx.

Bank statements dated xxxx verifies a balance of $xxxx with no updated statement in file on page xxxx. Wire transfers indicate all CTC from xxxx account.  Missing paper trail and additional one month's statement for minimum 2 months consecutive bank statements verified from account being used for funds. - Recd copy of the statement ending xxxx verifying EM withdrawal of $xxxx on xxxx.

3000000005	XXXX	Securitized	1	1	1	1	Verified reserves - 165 months verified PITI reserves exceeds the required PITI of 3 months.

; Verified credit history - Mid FICO score of 721 exceeds the minimum required of 620 for 75% maximum LTV for owner occupied purchase.

; Low LTV/CLTV/HCLTV - 55% LTV is 20% below 75% maximum for owner occupied purchase.;	CRED 0083 Asset Documentation is Insufficient - Missing verified source for CTC : Annaly email request received (SC) for this loan to be included in securitization OBX 2021-NQM3. Loan status updated to Securitized.
..   - Recd copy of Bank Statement dated xxxx confirming account CTC came from.

APPR 0043 Missing Appraiser License - Missing copy of appraiser license. - Copy of appraiser license verification through the state provided in lieu license.

NMLS 0007 NMLS Loan Originator (Individual) ID is missing from final Closing Disclosure (12 CFR 1026.36(g)(1-2)) - Duplicate of NMLS 0011

3000000010	XXXX	Securitized	1	1	1	1	Low DTI - DTI is less than 33% with a max allowed of 50%.; Verified reserves - Borrower has 25.34 mths of verified reserves.;	CRED 0082 Income Documentation is Insufficient - Missing the following 4 statements to complete 24 mths bank statements for used in income calculation: Statement xxxx, xxxx, xxxx, and xxxx. - Recd the xxxx, xxxx, xxxx and xxxx statements.

3000000003	XXXX	Securitized	1	1	1	1
6000060982	XXXX	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 770 exceeds the minimum required of 660 for 75% maximum LTV for Investor Purchase by 110 points.; Verified reserves - 27.43 months verified PITI reserves exceeds the required PITI of 10 months.;	HUD 0001 Missing Final HUD-1 - Missing a copy of the final executed settlement statement. Executed estimated Buyer/Borrower Statement in file dated xxxx on page xxxx. - CTC copy of the final settlement statement received.

3000000001	XXXX	Securitized	1	1	1	1				Minimal outstanding debt - Minimal outstanding credit obligations. Majority of outstanding credit is related to lease obligations for luxury automobiles. ;
3000000009	XXXX	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 782 exceeds the minimum required of 680 for 80% maximum LTV for Investor purchase by 102 points.

; Verified reserves - 100+ months verified PITI reserves exceeds the required PITI of 12 months. (Missing total cash required to close to determine what funds were used for asset allowance income).

; Low LTV/CLTV/HCLTV - 70% LTV is 10% below 80% maximum for investor purchase.

;	HUD 0014 Sales Price on HUD-1 does not agree with Purchase Contract - CTC of the final settlement statement received.

PROP 0001 Property Condition is Fair - Appraiser described the property condition as C4 due to no updates in the prior 15 years on page 1194. - EV2 Lender Acknowledged Exception -Granted exception for subject property being in C4 condition.  Purchase / Non-Owner Occupied /  SFR   4.875% 40 yr I/O.  Value $xxxx  LA $xxxx  LTV 70.00% Post-closing equity $xxxx

CRED 0006 Missing Employment doc (VVOE) - 1) Missing VVOE/3rd party verification for self employed real estate investor. File Schedule E as confirmed by xxxx and xxxx 1040's.

2)Missing borrowers' signed xxxx and xxxx 1040s. - Item #1 cleared, exception set in error.

Item #2 Cleared transcripts in file as acceptable in lieu of signed returns.

HUD 0001 Missing Final HUD-1 - Missing final HUD-1.  Three estimated Master Statements and CDs on pages 1116,1126,1128 but none are signed and dates don?t appear to agree with dates on seller statement that is signed on pagesv1131 and 1134.
 - CTC of the final settlement statement received.

3000000002	XXXX	Securitized	1	1	1	1				Verified liquid assets and/or savings history - Verified additional liquid assets in excess of assets needed to close. There were also significant assets that were included in the file that were not included in asset verification. ; Verified reserves - Verified adequate reserves for subject and 2 months reserves for rental property. ;
3000000004	XXXX	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 798 exceeds the minimum required of 700 by 98 points for 90% maximum LTV for owner occupied purchase.; Low LTV/CLTV/HCLTV - 76.22% LTV is 13.78% below 90% maximum for owner occupied purchase.;	HUD 0011 Missing Evidence of sale of property owned - Missing copy of the final settlement statement / Seller CD for REO. Subject is listed as pending sale and the PITIA was excluded from the qualifying DTI. - Per lender response PITIA residence has been added to the DTI. Final DTI 42.11% with program allowed DTI of 45%.

6000059881	XXXX	Securitized	2	2	1	1	Verified reserves - 140 months verified PITI reserves exceeds the required PITI of 10 months.; Verified housing payment history - Borrower has mortgage history dating back to xxxx with no late payments reported.; Verified credit history;	CRED 0082 Income Documentation is Insufficient - Missing 2020 pay stub for B2 from xxxx to verify YTD wages prior to Maternity Leave supporting income of $xxxx used to qualify (Calculation based on xxxx W2). Only YTD verification of Maternity Claims provided for review.) - Investor Acknowledged Exception to allow use of xxxx W2 to verify prior wages for co-borrower employment with xxxx.

											CRED 0010 LTV Exceeds Max Allowed - 15% LTV Exception - 75% LTV exceeds maximum of 60% for 735 mid FICO and NOO cash out refinance. - Investor Acknowledged Exception to allow 75% LTV for investment property cash out transaction for borrower with representative FICO score of 735.
6000059888	XXXX	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 780 exceeds the minimum required of 700 by 80 points.; Verified reserves - 31 months verified PITI reserves exceeds the required PITI of 6 months.;	CRED 0083 Asset Documentation is Insufficient - 1) Missing escrow receipt/wire details for Earnest Money Deposit.

2) Missing 100% access letter to joint account ending in xxxx. - Recd from lender: Copy of EM receipt dated xxxx.  Review updated and excluded A/# ending in xxxx from review.  Borrower has sufficient funds verified to meet reserves required.

6000060127	XXXX	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 767 exceeds the minimum required of 700 by 67 points.; Verified reserves - 41.6 months verified PITIA reserves exceeds the required PITIA of 6 months.; Low DTI - 40.85% DTI is 9.15% below 50% maximum.

										;
6000059712	XXXX	Securitized	2	2	1	1	Verified credit history - Mid FICO score of 742 exceeds the minimum required of 700 by 42 points.; Low DTI - 16.39% DTI is 33.61% below 50% maximum.;	CRED 0017 Insufficient Verified Reserves (Number of Months) - Missing full 6 months verified PITI reserves. 4.94 months verified (short $xxxx). - Lender Exception granted to allow borrower to have 4 months reserves after closing.	COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Missing evidence that the borrower received a copy of the Consumer Handbook on Adjustable Rate Mortgages. - Recd copy of email to borrower confirming CHARM was sent xxxx.

4000000072	XXXX	Securitized	1	1	1	1	Verified credit history - Borrower has a mid FICO of 755 w/a minimum requirement of 660 per the DSCR Plus Program guides..; Verified reserves - Borrower has 65 mths verified reserves w/a minimum of 6 per the DSCR Plus Program guides.;	APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval and 1008 to confirm approval terms and program. - Recd copy of lender updated approval confirming loan as DSCR.

CRED 0001 Unacceptable Mortgage History - Missing complete 12 mths mortgage history for the subject. XXXX History for A/# ending xxxx only covers xxxx.  No payment made in xxxx.  - xxxx History for A/# ending xxxx covering xxxx received.  Mortgage history is 0x30.

4000000106	XXXX	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV/CLTV/HCLTV - LVT/CLTV is 40+% with max allowed on DSCR of 80%. ; None;	NOTE 0001 Missing Note - Missing subject Note. - Executed note received.

APP 0002 Final 1003 Application is Incomplete

APP 0003 Missing Initial 1003 Application - Missing initial loan application/1003. - Initial 1003 received.

APPR 0045 Appraiser's License is Expired - Missing verification of current appraiser licence.  Per appraisal license expires xxxx.  Copy of license reflects expiration date of xxxx.  - Recd copy of current appraiser license.

4000000098	XXXX	Securitized	1	1	1	1				Verified employment history - xxxx with same employer 5+ years same field 20 years.; Conservative use of credit - Per credit report and supplement borrower is a conservative user of available credit xxxx;